Shareholder Report, Holdings (Details)	May 31, 2026
Alerian MLP ETF | Pipeline Transportation | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	28.65%
Alerian MLP ETF | Pipeline Transportation | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	24.44%
Alerian MLP ETF | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	21.51%
Alerian MLP ETF | Marketing & Distribution
Holdings [Line Items]
Percent of Net Asset Value	16.96%
Alerian MLP ETF | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Alerian MLP ETF | Compression
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Alerian MLP ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Alerian MLP ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Alerian MLP ETF | Plains All American Pipeline LP
Holdings [Line Items]
Percent of Net Asset Value	12.69%
Alerian MLP ETF | Western Midstream Partners LP
Holdings [Line Items]
Percent of Net Asset Value	12.65%
Alerian MLP ETF | Sunoco LP
Holdings [Line Items]
Percent of Net Asset Value	12.42%
Alerian MLP ETF | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	12.39%
Alerian MLP ETF | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	12.06%
Alerian MLP ETF | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Alerian MLP ETF | Hess Midstream LP
Holdings [Line Items]
Percent of Net Asset Value	8.85%
Alerian MLP ETF | Cheniere Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Alerian MLP ETF | USA Compression Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Alerian MLP ETF | Genesis Energy LP
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Alerian MLP ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	93.73%
Alerian Energy Infrastructure ETF | Pipeline Transportation | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	28.38%
Alerian Energy Infrastructure ETF | Pipeline Transportation | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	35.97%
Alerian Energy Infrastructure ETF | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	26.88%
Alerian Energy Infrastructure ETF | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	6.97%
Alerian Energy Infrastructure ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Alerian Energy Infrastructure ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Alerian Energy Infrastructure ETF | Storage
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Alerian Energy Infrastructure ETF | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	7.95%
Alerian Energy Infrastructure ETF | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Alerian Energy Infrastructure ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	60.45%
Alerian Energy Infrastructure ETF | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.35%
Alerian Energy Infrastructure ETF | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.07%
Alerian Energy Infrastructure ETF | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Alerian Energy Infrastructure ETF | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Alerian Energy Infrastructure ETF | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Alerian Energy Infrastructure ETF | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Alerian Energy Infrastructure ETF | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Alerian Energy Infrastructure ETF | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS Active Equity Opportunity ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.12%
ALPS Active Equity Opportunity ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Active Equity Opportunity ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.28%
ALPS Active Equity Opportunity ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.95%
ALPS Active Equity Opportunity ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.49%
ALPS Active Equity Opportunity ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.63%
ALPS Active Equity Opportunity ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.11%
ALPS Active Equity Opportunity ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.54%
ALPS Active Equity Opportunity ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.73%
ALPS Active Equity Opportunity ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.63%
ALPS Active Equity Opportunity ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ALPS Active Equity Opportunity ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Active Equity Opportunity ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS Active Equity Opportunity ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	39.82%
ALPS Active Equity Opportunity ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ALPS Active Equity Opportunity ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.32%
ALPS Active Equity Opportunity ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.27%
ALPS Active Equity Opportunity ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.03%
ALPS Active Equity Opportunity ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
ALPS Active Equity Opportunity ETF | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.87%
ALPS Active Equity Opportunity ETF | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
ALPS Active Equity Opportunity ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.42%
ALPS Active Equity Opportunity ETF | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.45%
ALPS Active Equity Opportunity ETF | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.43%
ALPS Active REIT ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS Active REIT ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Active REIT ETF | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	16.94%
ALPS Active REIT ETF | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	15.13%
ALPS Active REIT ETF | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.21%
ALPS Active REIT ETF | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	12.37%
ALPS Active REIT ETF | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.66%
ALPS Active REIT ETF | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.69%
ALPS Active REIT ETF | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	5.98%
ALPS Active REIT ETF | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	5.44%
ALPS Active REIT ETF | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.16%
ALPS Active REIT ETF | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.59%
ALPS Active REIT ETF | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.37%
ALPS Active REIT ETF | Telecom Tower REITs
Holdings [Line Items]
Percent of Net Asset Value	2.14%
ALPS Active REIT ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	54.04%
ALPS Active REIT ETF | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.98%
ALPS Active REIT ETF | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.25%
ALPS Active REIT ETF | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.88%
ALPS Active REIT ETF | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.56%
ALPS Active REIT ETF | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.23%
ALPS Active REIT ETF | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.59%
ALPS Active REIT ETF | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.59%
ALPS Active REIT ETF | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.43%
ALPS Active REIT ETF | CareTrust REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.29%
ALPS Active REIT ETF | Sabra Health Care REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.24%
ALPS Equal Sector Weight ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.03%
ALPS Equal Sector Weight ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Equal Sector Weight ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.64%
ALPS Equal Sector Weight ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
ALPS Equal Sector Weight ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
ALPS Equal Sector Weight ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
ALPS Equal Sector Weight ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.35%
ALPS Equal Sector Weight ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.61%
ALPS Equal Sector Weight ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.58%
ALPS Equal Sector Weight ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.41%
ALPS Equal Sector Weight ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.25%
ALPS Equal Sector Weight ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.05%
ALPS Equal Sector Weight ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
ALPS Equal Sector Weight ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	24.98%
ALPS Equal Sector Weight ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.62%
ALPS Equal Sector Weight ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS Equal Sector Weight ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.07%
ALPS Equal Sector Weight ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS Equal Sector Weight ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.92%
ALPS Equal Sector Weight ETF | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS Equal Sector Weight ETF | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.45%
ALPS Equal Sector Weight ETF | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.01%
ALPS Equal Sector Weight ETF | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS Equal Sector Weight ETF | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.47%
ALPS | BBH Intermediate Municipal Bond ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.11%
ALPS | BBH Intermediate Municipal Bond ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | BBH Intermediate Municipal Bond ETF | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	79.45%
ALPS | BBH Intermediate Municipal Bond ETF | General Obligation Unltd
Holdings [Line Items]
Percent of Net Asset Value	16.69%
ALPS | BBH Intermediate Municipal Bond ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | BBH Intermediate Municipal Bond ETF | General Obligation Ltd
Holdings [Line Items]
Percent of Net Asset Value	0.90%
ALPS | BBH Intermediate Municipal Bond ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	22.78%
ALPS | BBH Intermediate Municipal Bond ETF | Southeast Energy Authority A Cooperative District
Holdings [Line Items]
Percent of Net Asset Value	3.13%
ALPS | BBH Intermediate Municipal Bond ETF | Orangeburg County School District
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | BBH Intermediate Municipal Bond ETF | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | BBH Intermediate Municipal Bond ETF | University of North Carolina at Chapel Hill
Holdings [Line Items]
Percent of Net Asset Value	1.64%
ALPS | BBH Intermediate Municipal Bond ETF | South Carolina State Housing Finance & Development Authority
Holdings [Line Items]
Percent of Net Asset Value	1.86%
ALPS | BBH Intermediate Municipal Bond ETF | Pennsylvania Turnpike Commission
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | BBH Intermediate Municipal Bond ETF | FHLMC Multifamily VRD Certificates
Holdings [Line Items]
Percent of Net Asset Value	3.52%
ALPS | BBH Intermediate Municipal Bond ETF | Wyoming Community Development Authority
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS | BBH Intermediate Municipal Bond ETF | North Carolina Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	2.31%
ALPS | BBH Intermediate Municipal Bond ETF | Salt Verde Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.13%
ALPS Clean Energy ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.03%
ALPS Clean Energy ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Clean Energy ETF | Solar
Holdings [Line Items]
Percent of Net Asset Value	31.05%
ALPS Clean Energy ETF | Electric Vehicles
Holdings [Line Items]
Percent of Net Asset Value	17.60%
ALPS Clean Energy ETF | Energy Management & Storage
Holdings [Line Items]
Percent of Net Asset Value	14.55%
ALPS Clean Energy ETF | Wind
Holdings [Line Items]
Percent of Net Asset Value	12.26%
ALPS Clean Energy ETF | Hydro/Geothermal
Holdings [Line Items]
Percent of Net Asset Value	9.52%
ALPS Clean Energy ETF | Fuel Cell/Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	7.77%
ALPS Clean Energy ETF | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	7.22%
ALPS Clean Energy ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	51.27%
ALPS Clean Energy ETF | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.23%
ALPS Clean Energy ETF | Enphase Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.53%
ALPS Clean Energy ETF | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.24%
ALPS Clean Energy ETF | Plug Power, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.04%
ALPS Clean Energy ETF | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.93%
ALPS Clean Energy ETF | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.84%
ALPS Clean Energy ETF | Brookfield Renewable Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.68%
ALPS Clean Energy ETF | HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
ALPS Clean Energy ETF | Northland Power, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
ALPS Clean Energy ETF | Sunrun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.18%
ALPS Disruptive Technologies ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.11%
ALPS Disruptive Technologies ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Disruptive Technologies ETF | Clean Energy & Smart Grid
Holdings [Line Items]
Percent of Net Asset Value	10.93%
ALPS Disruptive Technologies ETF | Internet of Things
Holdings [Line Items]
Percent of Net Asset Value	10.58%
ALPS Disruptive Technologies ETF | Robotics & Artificial Intelligence
Holdings [Line Items]
Percent of Net Asset Value	10.50%
ALPS Disruptive Technologies ETF | 3D Printing
Holdings [Line Items]
Percent of Net Asset Value	10.15%
ALPS Disruptive Technologies ETF | Data & Analytics
Holdings [Line Items]
Percent of Net Asset Value	9.54%
ALPS Disruptive Technologies ETF | Cybersecurity
Holdings [Line Items]
Percent of Net Asset Value	9.51%
ALPS Disruptive Technologies ETF | Cloud Computing
Holdings [Line Items]
Percent of Net Asset Value	8.86%
ALPS Disruptive Technologies ETF | Mobile Payments
Holdings [Line Items]
Percent of Net Asset Value	8.47%
ALPS Disruptive Technologies ETF | FinTech
Holdings [Line Items]
Percent of Net Asset Value	8.38%
ALPS Disruptive Technologies ETF | Healthcare Innovation
Holdings [Line Items]
Percent of Net Asset Value	6.34%
ALPS Disruptive Technologies ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.58%
ALPS Disruptive Technologies ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.05%
ALPS Disruptive Technologies ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	16.34%
ALPS Disruptive Technologies ETF | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
ALPS Disruptive Technologies ETF | SolarEdge Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
ALPS Disruptive Technologies ETF | Nebius Group NV
Holdings [Line Items]
Percent of Net Asset Value	1.92%
ALPS Disruptive Technologies ETF | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.74%
ALPS Disruptive Technologies ETF | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.67%
ALPS Disruptive Technologies ETF | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.65%
ALPS Disruptive Technologies ETF | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.63%
ALPS Disruptive Technologies ETF | Okta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS Disruptive Technologies ETF | Rubrik, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.45%
ALPS Disruptive Technologies ETF | Enlight Renewable Energy, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
ALPS Electrification Infrastructure ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.28%
ALPS Electrification Infrastructure ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Electrification Infrastructure ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.32%
ALPS Electrification Infrastructure ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.93%
ALPS Electrification Infrastructure ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.15%
ALPS Electrification Infrastructure ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	32.38%
ALPS Electrification Infrastructure ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.94%
ALPS Electrification Infrastructure ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	13.82%
ALPS Electrification Infrastructure ETF | Enphase Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS Electrification Infrastructure ETF | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS Electrification Infrastructure ETF | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.74%
ALPS Electrification Infrastructure ETF | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.65%
ALPS Electrification Infrastructure ETF | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS Electrification Infrastructure ETF | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.36%
ALPS Electrification Infrastructure ETF | IES Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS Electrification Infrastructure ETF | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS Electrification Infrastructure ETF | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS Electrification Infrastructure ETF | Applied Optoelectronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS Medical Breakthroughs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS Medical Breakthroughs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Medical Breakthroughs ETF | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	82.71%
ALPS Medical Breakthroughs ETF | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	16.69%
ALPS Medical Breakthroughs ETF | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.36%
ALPS Medical Breakthroughs ETF | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	0.24%
ALPS Medical Breakthroughs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	34.79%
ALPS Medical Breakthroughs ETF | Alkermes PLC
Holdings [Line Items]
Percent of Net Asset Value	4.48%
ALPS Medical Breakthroughs ETF | Kymera Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.23%
ALPS Medical Breakthroughs ETF | Celcuity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.92%
ALPS Medical Breakthroughs ETF | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ALPS Medical Breakthroughs ETF | Spyre Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.68%
ALPS Medical Breakthroughs ETF | CG oncology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.35%
ALPS Medical Breakthroughs ETF | Apogee Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.93%
ALPS Medical Breakthroughs ETF | Xenon Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ALPS Medical Breakthroughs ETF | Travere Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.77%
ALPS Medical Breakthroughs ETF | Dianthus Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.63%
ALPS Nautilus SMR, Nuclear & Technology ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.37%
ALPS Nautilus SMR, Nuclear & Technology ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Nautilus SMR, Nuclear & Technology ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.92%
ALPS Nautilus SMR, Nuclear & Technology ETF | Uranium/Miners
Holdings [Line Items]
Percent of Net Asset Value	37.39%
ALPS Nautilus SMR, Nuclear & Technology ETF | AI
Holdings [Line Items]
Percent of Net Asset Value	23.19%
ALPS Nautilus SMR, Nuclear & Technology ETF | Nuclear Plant Ops/Construction/SMRs
Holdings [Line Items]
Percent of Net Asset Value	20.42%
ALPS Nautilus SMR, Nuclear & Technology ETF | Nuclear Generation/Transmission
Holdings [Line Items]
Percent of Net Asset Value	11.36%
ALPS Nautilus SMR, Nuclear & Technology ETF | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.35%
ALPS Nautilus SMR, Nuclear & Technology ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	39.97%
ALPS Nautilus SMR, Nuclear & Technology ETF | Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
ALPS Nautilus SMR, Nuclear & Technology ETF | NexGen Energy, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Nautilus SMR, Nuclear & Technology ETF | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Nautilus SMR, Nuclear & Technology ETF | Oklo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.23%
ALPS Nautilus SMR, Nuclear & Technology ETF | Uranium Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.01%
ALPS Nautilus SMR, Nuclear & Technology ETF | CGN Power Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
ALPS Nautilus SMR, Nuclear & Technology ETF | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.82%
ALPS Nautilus SMR, Nuclear & Technology ETF | NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Net Asset Value	3.82%
ALPS Nautilus SMR, Nuclear & Technology ETF | NuScale Power Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.77%
ALPS Nautilus SMR, Nuclear & Technology ETF | Energy Fuels, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.54%
ALPS Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.16%
ALPS Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
ALPS Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.42%
ALPS Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.78%
ALPS Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.56%
ALPS Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.75%
ALPS Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.42%
ALPS Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.04%
ALPS Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
ALPS Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.21%
ALPS Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.96%
ALPS Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	26.30%
ALPS Sector Dividend Dogs ETF | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	3.78%
ALPS Sector Dividend Dogs ETF | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.03%
ALPS Sector Dividend Dogs ETF | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.89%
ALPS Sector Dividend Dogs ETF | Ford Motor Co.
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS Sector Dividend Dogs ETF | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ALPS Sector Dividend Dogs ETF | Best Buy Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS Sector Dividend Dogs ETF | CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.26%
ALPS Sector Dividend Dogs ETF | T Rowe Price Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Sector Dividend Dogs ETF | KeyCorp
Holdings [Line Items]
Percent of Net Asset Value	2.14%
ALPS Sector Dividend Dogs ETF | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS International Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.26%
ALPS International Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS International Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.66%
ALPS International Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
ALPS International Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%
ALPS International Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.26%
ALPS International Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
ALPS International Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.81%
ALPS International Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
ALPS International Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
ALPS International Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.55%
ALPS International Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.18%
ALPS International Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	24.01%
ALPS International Sector Dividend Dogs ETF | Nokia Oyj
Holdings [Line Items]
Percent of Net Asset Value	3.33%
ALPS International Sector Dividend Dogs ETF | Kyocera Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
ALPS International Sector Dividend Dogs ETF | Banca Monte dei Paschi di Siena SpA
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS International Sector Dividend Dogs ETF | BHP Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.42%
ALPS International Sector Dividend Dogs ETF | Banco BPM SpA
Holdings [Line Items]
Percent of Net Asset Value	2.26%
ALPS International Sector Dividend Dogs ETF | Evolution AB
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS International Sector Dividend Dogs ETF | Bank Polska Kasa Opieki SA
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS International Sector Dividend Dogs ETF | Erste Bank Polska SA
Holdings [Line Items]
Percent of Net Asset Value	2.17%
ALPS International Sector Dividend Dogs ETF | ORLEN SA
Holdings [Line Items]
Percent of Net Asset Value	2.14%
ALPS International Sector Dividend Dogs ETF | Telefonaktiebolaget LM Ericsson
Holdings [Line Items]
Percent of Net Asset Value	2.13%
ALPS Emerging Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
ALPS Emerging Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Emerging Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.14%
ALPS Emerging Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.43%
ALPS Emerging Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.66%
ALPS Emerging Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.87%
ALPS Emerging Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.65%
ALPS Emerging Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.77%
ALPS Emerging Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.56%
ALPS Emerging Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.68%
ALPS Emerging Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.97%
ALPS Emerging Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.21%
ALPS Emerging Sector Dividend Dogs ETF | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	1.86%
ALPS Emerging Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	32.91%
ALPS Emerging Sector Dividend Dogs ETF | Wipro, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ALPS Emerging Sector Dividend Dogs ETF | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.84%
ALPS Emerging Sector Dividend Dogs ETF | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	4.15%
ALPS Emerging Sector Dividend Dogs ETF | Dr Reddy's Laboratories, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.26%
ALPS Emerging Sector Dividend Dogs ETF | Bangkok Dusit Medical Services PCL
Holdings [Line Items]
Percent of Net Asset Value	3.25%
ALPS Emerging Sector Dividend Dogs ETF | Magyar Telekom Telecommunications PLC
Holdings [Line Items]
Percent of Net Asset Value	2.96%
ALPS Emerging Sector Dividend Dogs ETF | Grupo Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	2.42%
ALPS Emerging Sector Dividend Dogs ETF | Banco del Bajio SA
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS Emerging Sector Dividend Dogs ETF | Interconexion Electrica SA ESP
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS Emerging Sector Dividend Dogs ETF | BB Seguridade Participacoes SA
Holdings [Line Items]
Percent of Net Asset Value	2.16%
ALPS REIT Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.46%
ALPS REIT Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS REIT Dividend Dogs ETF | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	10.75%
ALPS REIT Dividend Dogs ETF | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.76%
ALPS REIT Dividend Dogs ETF | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	10.17%
ALPS REIT Dividend Dogs ETF | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.59%
ALPS REIT Dividend Dogs ETF | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	11.28%
ALPS REIT Dividend Dogs ETF | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS REIT Dividend Dogs ETF | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.05%
ALPS REIT Dividend Dogs ETF | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	12.32%
ALPS REIT Dividend Dogs ETF | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	11.60%
ALPS REIT Dividend Dogs ETF | Telecom Tower REITs
Holdings [Line Items]
Percent of Net Asset Value	4.18%
ALPS REIT Dividend Dogs ETF | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	7.66%
ALPS REIT Dividend Dogs ETF | Technology REITs
Holdings [Line Items]
Percent of Net Asset Value	4.21%
ALPS REIT Dividend Dogs ETF | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	2.21%
ALPS REIT Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	25.87%
ALPS REIT Dividend Dogs ETF | Americold Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS REIT Dividend Dogs ETF | Summit Hotel Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS REIT Dividend Dogs ETF | National Storage Affiliates Trust
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS REIT Dividend Dogs ETF | RLJ Lodging Trust
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS REIT Dividend Dogs ETF | Apple Hospitality REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.52%
ALPS REIT Dividend Dogs ETF | AH Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.49%
ALPS REIT Dividend Dogs ETF | American Assets Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.49%
ALPS REIT Dividend Dogs ETF | Sila Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS REIT Dividend Dogs ETF | SL Green Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS REIT Dividend Dogs ETF | Lineage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS | O'Shares U.S. Quality Dividend ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.06%
ALPS | O'Shares U.S. Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares U.S. Quality Dividend ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.34%
ALPS | O'Shares U.S. Quality Dividend ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.64%
ALPS | O'Shares U.S. Quality Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
ALPS | O'Shares U.S. Quality Dividend ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
ALPS | O'Shares U.S. Quality Dividend ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.94%
ALPS | O'Shares U.S. Quality Dividend ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.93%
ALPS | O'Shares U.S. Quality Dividend ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.26%
ALPS | O'Shares U.S. Quality Dividend ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	44.35%
ALPS | O'Shares U.S. Quality Dividend ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.98%
ALPS | O'Shares U.S. Quality Dividend ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.44%
ALPS | O'Shares U.S. Quality Dividend ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.52%
ALPS | O'Shares U.S. Quality Dividend ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.06%
ALPS | O'Shares U.S. Quality Dividend ETF | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.64%
ALPS | O'Shares U.S. Quality Dividend ETF | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.47%
ALPS | O'Shares U.S. Quality Dividend ETF | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
ALPS | O'Shares U.S. Quality Dividend ETF | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ALPS | O'Shares U.S. Quality Dividend ETF | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.43%
ALPS | O'Shares U.S. Quality Dividend ETF | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.96%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.02%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.06%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.13%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.42%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.27%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.53%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.46%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	25.68%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.47%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Avnet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.25%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | National HealthCare Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.23%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Royalty Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	3.07%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.18%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.17%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.11%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | SEI Investments Co.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
ALPS | O'Shares Global Internet Giants ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.14%
ALPS | O'Shares Global Internet Giants ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares Global Internet Giants ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.89%
ALPS | O'Shares Global Internet Giants ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | O'Shares Global Internet Giants ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ALPS | O'Shares Global Internet Giants ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.87%
ALPS | O'Shares Global Internet Giants ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	23.48%
ALPS | O'Shares Global Internet Giants ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
ALPS | O'Shares Global Internet Giants ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	45.33%
ALPS | O'Shares Global Internet Giants ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.72%
ALPS | O'Shares Global Internet Giants ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.02%
ALPS | O'Shares Global Internet Giants ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.93%
ALPS | O'Shares Global Internet Giants ETF | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.32%
ALPS | O'Shares Global Internet Giants ETF | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.38%
ALPS | O'Shares Global Internet Giants ETF | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ALPS | O'Shares Global Internet Giants ETF | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.95%
ALPS | O'Shares Global Internet Giants ETF | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ALPS | O'Shares Global Internet Giants ETF | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.61%
ALPS | O'Shares Global Internet Giants ETF | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ALPS | O'Shares International Developed Quality Dividend ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.23%
ALPS | O'Shares International Developed Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares International Developed Quality Dividend ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.55%
ALPS | O'Shares International Developed Quality Dividend ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.46%
ALPS | O'Shares International Developed Quality Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.31%
ALPS | O'Shares International Developed Quality Dividend ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.93%
ALPS | O'Shares International Developed Quality Dividend ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.08%
ALPS | O'Shares International Developed Quality Dividend ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.24%
ALPS | O'Shares International Developed Quality Dividend ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.17%
ALPS | O'Shares International Developed Quality Dividend ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.03%
ALPS | O'Shares International Developed Quality Dividend ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.72%
ALPS | O'Shares International Developed Quality Dividend ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	13.63%
ALPS | O'Shares International Developed Quality Dividend ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.98%
ALPS | O'Shares International Developed Quality Dividend ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.94%
ALPS | O'Shares International Developed Quality Dividend ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.66%
ALPS | O'Shares International Developed Quality Dividend ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.76%
ALPS | O'Shares International Developed Quality Dividend ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
ALPS | O'Shares International Developed Quality Dividend ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.65%
ALPS | O'Shares International Developed Quality Dividend ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.45%
ALPS | O'Shares International Developed Quality Dividend ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.51%
ALPS | O'Shares International Developed Quality Dividend ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS | O'Shares International Developed Quality Dividend ETF | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS | O'Shares International Developed Quality Dividend ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | O'Shares International Developed Quality Dividend ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | O'Shares International Developed Quality Dividend ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
ALPS | O'Shares International Developed Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares International Developed Quality Dividend ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	35.84%
ALPS | O'Shares International Developed Quality Dividend ETF | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	6.58%
ALPS | O'Shares International Developed Quality Dividend ETF | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	3.99%
ALPS | O'Shares International Developed Quality Dividend ETF | ABB, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.61%
ALPS | O'Shares International Developed Quality Dividend ETF | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.48%
ALPS | O'Shares International Developed Quality Dividend ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | O'Shares International Developed Quality Dividend ETF | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | O'Shares International Developed Quality Dividend ETF | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	3.03%
ALPS | O'Shares International Developed Quality Dividend ETF | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.95%
ALPS | O'Shares International Developed Quality Dividend ETF | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ALPS | O'Shares International Developed Quality Dividend ETF | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Barron's 400SM ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.19%
Barron's 400SM ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Barron's 400SM ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.41%
Barron's 400SM ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Barron's 400SM ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.47%
Barron's 400SM ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.68%
Barron's 400SM ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.35%
Barron's 400SM ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Barron's 400SM ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Barron's 400SM ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Barron's 400SM ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Barron's 400SM ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Barron's 400SM ETF | Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.21%
Barron's 400SM ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.34%
Barron's 400SM ETF | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Barron's 400SM ETF | Dell Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Barron's 400SM ETF | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Barron's 400SM ETF | Sandisk Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.59%
Barron's 400SM ETF | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.54%
Barron's 400SM ETF | Seagate Technology Plc
Holdings [Line Items]
Percent of Net Asset Value	0.53%
Barron's 400SM ETF | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.53%
Barron's 400SM ETF | Iridium Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.48%
Barron's 400SM ETF | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.46%
Barron's 400SM ETF | Western Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Level Four Large Cap Growth Active ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Level Four Large Cap Growth Active ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Level Four Large Cap Growth Active ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.38%
Level Four Large Cap Growth Active ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Level Four Large Cap Growth Active ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%
Level Four Large Cap Growth Active ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Level Four Large Cap Growth Active ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.78%
Level Four Large Cap Growth Active ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.06%
Level Four Large Cap Growth Active ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Level Four Large Cap Growth Active ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.43%
Level Four Large Cap Growth Active ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
Level Four Large Cap Growth Active ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.27%
Level Four Large Cap Growth Active ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Level Four Large Cap Growth Active ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.84%
Level Four Large Cap Growth Active ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.91%
Level Four Large Cap Growth Active ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Level Four Large Cap Growth Active ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Level Four Large Cap Growth Active ETF | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Level Four Large Cap Growth Active ETF | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Level Four Large Cap Growth Active ETF | Twilio, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Level Four Large Cap Growth Active ETF | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Level Four Large Cap Growth Active ETF | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.78%
ALPS Dynamic US Dividend Advantage ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS Dynamic US Dividend Advantage ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Dynamic US Dividend Advantage ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.08%
ALPS Dynamic US Dividend Advantage ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
ALPS Dynamic US Dividend Advantage ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.03%
ALPS Dynamic US Dividend Advantage ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.54%
ALPS Dynamic US Dividend Advantage ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
ALPS Dynamic US Dividend Advantage ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.39%
ALPS Dynamic US Dividend Advantage ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.72%
ALPS Dynamic US Dividend Advantage ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.98%
ALPS Dynamic US Dividend Advantage ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS Dynamic US Dividend Advantage ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	45.47%
ALPS Dynamic US Dividend Advantage ETF | U.S. Treasury Bond 11/15/2043 4.75%
Holdings [Line Items]
Percent of Net Asset Value	11.73%
ALPS Dynamic US Dividend Advantage ETF | U.S. Treasury Bond 05/15/2034 4.38%
Holdings [Line Items]
Percent of Net Asset Value	5.32%
ALPS Dynamic US Dividend Advantage ETF | U.S. Treasury Bond 11/15/2052 4.00%
Holdings [Line Items]
Percent of Net Asset Value	4.46%
ALPS Dynamic US Dividend Advantage ETF | U.S. Treasury Bond 02/15/2037 4.75%
Holdings [Line Items]
Percent of Net Asset Value	4.04%
ALPS Dynamic US Dividend Advantage ETF | Kinetik Holdings LP 12/15/2028 6.63%
Holdings [Line Items]
Percent of Net Asset Value	3.93%
ALPS Dynamic US Dividend Advantage ETF | General Motors Financial Co., Inc. 01/09/2033 6.40%
Holdings [Line Items]
Percent of Net Asset Value	3.53%
ALPS Dynamic US Dividend Advantage ETF | Ingersoll Rand, Inc. 08/14/2033 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS Dynamic US Dividend Advantage ETF | Hyatt Hotels Corp. 04/23/2030 5.75%
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ALPS Dynamic US Dividend Advantage ETF | Concentrix Corp. 08/02/2033 6.85%
Holdings [Line Items]
Percent of Net Asset Value	3.02%
ALPS Dynamic US Dividend Advantage ETF | U.S. Treasury Bond 05/15/2053 3.63%
Holdings [Line Items]
Percent of Net Asset Value	2.60%
ALPS Dynamic US Dividend Advantage ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.72%
ALPS Dynamic US Dividend Advantage ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.03%
ALPS Dynamic US Dividend Advantage ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
ALPS Dynamic US Dividend Advantage ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.54%
ALPS Dynamic US Dividend Advantage ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
ALPS Dynamic US Dividend Advantage ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.98%
ALPS Dynamic US Dividend Advantage ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.08%
ALPS Dynamic US Dividend Advantage ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS Dynamic US Dividend Advantage ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.39%
ALPS Dynamic US Dividend Advantage ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS Dynamic US Dividend Advantage ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Dynamic US Dividend Advantage ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.56%
ALPS Dynamic US Dividend Advantage ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Dynamic US Dividend Advantage ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.01%
ALPS Dynamic US Dividend Advantage ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.58%
ALPS Dynamic US Dividend Advantage ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.62%
ALPS Dynamic US Dividend Advantage ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.32%
ALPS Dynamic US Dividend Advantage ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.45%
ALPS Dynamic US Dividend Advantage ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.29%
ALPS Dynamic US Dividend Advantage ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.64%
ALPS Dynamic US Dividend Advantage ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.14%
ALPS Dynamic US Dividend Advantage ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.81%
ALPS Dynamic US Dividend Advantage ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.71%
ALPS Dynamic US Dividend Advantage ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
ALPS Dynamic US Dividend Advantage ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	29.54%
ALPS Dynamic US Dividend Advantage ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.77%
ALPS Dynamic US Dividend Advantage ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.51%
ALPS Dynamic US Dividend Advantage ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.22%
ALPS Dynamic US Dividend Advantage ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
ALPS Dynamic US Dividend Advantage ETF | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.15%
ALPS Dynamic US Dividend Advantage ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS Dynamic US Dividend Advantage ETF | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS Dynamic US Dividend Advantage ETF | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ALPS Dynamic US Dividend Advantage ETF | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.71%
ALPS Dynamic US Dividend Advantage ETF | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS Strategic Income Fund | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Strategic Income Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Strategic Income Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.77%
ALPS Strategic Income Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS Strategic Income Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.14%
ALPS Strategic Income Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
ALPS Strategic Income Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.14%
ALPS Strategic Income Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.01%
ALPS Strategic Income Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.87%
ALPS Strategic Income Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.11%
ALPS Strategic Income Fund | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.49%
ALPS Strategic Income Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS Strategic Income Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.82%
ALPS Strategic Income Fund | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	31.92%
ALPS Strategic Income Fund | U.S. Treasury Bond 11/15/2043 4.75%
Holdings [Line Items]
Percent of Net Asset Value	4.32%
ALPS Strategic Income Fund | U.S. Treasury Bond 05/15/2034 4.38%
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS Strategic Income Fund | U.S. Treasury Bond 11/15/2052 4.00%
Holdings [Line Items]
Percent of Net Asset Value	6.88%
ALPS Strategic Income Fund | U.S. Treasury Bond 02/15/2037 4.75%
Holdings [Line Items]
Percent of Net Asset Value	2.68%
ALPS Strategic Income Fund | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.49%
ALPS Strategic Income Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
ALPS Strategic Income Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.14%
ALPS Strategic Income Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.14%
ALPS Strategic Income Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.87%
ALPS Strategic Income Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS Strategic Income Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.77%
ALPS Strategic Income Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.82%
ALPS Strategic Income Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.11%
ALPS Strategic Income Fund | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS Strategic Income Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Strategic Income Fund | U.S. Treasury Bond 11/15/2052 4.00% [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
ALPS Strategic Income Fund | Murphy Oil Corp. 10/01/2032 6.00%
Holdings [Line Items]
Percent of Net Asset Value	1.89%
ALPS Strategic Income Fund | U.S. Treasury Bond 05/15/2044 4.63%
Holdings [Line Items]
Percent of Net Asset Value	1.58%
ALPS Strategic Income Fund | U.S. Treasury Note 02/29/2032 4.13%
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS Strategic Income Fund | U.S. Treasury Bond 02/15/2034 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS Strategic Income Fund | Textron, Inc. 05/15/2035 5.50%
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS Strategic Income Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.01%
ALPS Strategic Income Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Core Plus Bond ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.43%
ALPS | Smith Core Plus Bond ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | Smith Core Plus Bond ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.84%
ALPS | Smith Core Plus Bond ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
ALPS | Smith Core Plus Bond ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.45%
ALPS | Smith Core Plus Bond ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.93%
ALPS | Smith Core Plus Bond ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.73%
ALPS | Smith Core Plus Bond ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.41%
ALPS | Smith Core Plus Bond ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | Smith Core Plus Bond ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.78%
ALPS | Smith Core Plus Bond ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.65%
ALPS | Smith Core Plus Bond ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.74%
ALPS | Smith Core Plus Bond ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS | Smith Core Plus Bond ETF | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
ALPS | Smith Core Plus Bond ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	31.21%
ALPS | Smith Core Plus Bond ETF | United States Treasury Notes 02/29/2028 3.38%
Holdings [Line Items]
Percent of Net Asset Value	5.58%
ALPS | Smith Core Plus Bond ETF | United States Treasury Notes 10/31/2029 4.13%
Holdings [Line Items]
Percent of Net Asset Value	4.35%
ALPS | Smith Core Plus Bond ETF | United States Treasury Bonds 11/15/2045 4.63%
Holdings [Line Items]
Percent of Net Asset Value	3.96%
ALPS | Smith Core Plus Bond ETF | United States Treasury Bonds 11/15/2055 4.63%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ALPS | Smith Core Plus Bond ETF | United States Treasury Bonds 08/15/2055 4.75%
Holdings [Line Items]
Percent of Net Asset Value	3.06%
ALPS | Smith Core Plus Bond ETF | United States Treasury Notes 01/31/2030 4.25%
Holdings [Line Items]
Percent of Net Asset Value	2.92%
ALPS | Smith Core Plus Bond ETF | United States Treasury Bonds 08/15/2045 4.88%
Holdings [Line Items]
Percent of Net Asset Value	2.55%
ALPS | Smith Core Plus Bond ETF | United States Treasury Notes 08/31/2027 3.63%
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Core Plus Bond ETF | United States Treasury Bonds 05/15/2036 4.38%
Holdings [Line Items]
Percent of Net Asset Value	1.78%
ALPS | Smith Core Plus Bond ETF | United States Treasury Bonds 02/15/2056 4.75%
Holdings [Line Items]
Percent of Net Asset Value	1.61%